Related parties (Tables)	12 Months Ended
Dec. 31, 2018
RelatedPartyTransactionsAbstract
Summary of Significant Investments in Subsidiaries
Transactions with ING Groep N.V.'s main subsidiaries
	2018	2017[1]
Assets	34,902	21,277
Liabilities	140	377

Income received	629	472
Expenses paid	26	26

Disclosure of Shares and Stock Options to Key Management
Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
	2018	2017	2018	2017
Assets	54	120		9
Liabilities	98	86	1	5
Off-balance sheet commitments	120	92		1

Income received	2	8
Expenses paid		6

Summary of Information About Key Management Personnel
Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
2018in EUR thousands
Fixed Compensation
– Base salary	4,157	3,672	7,829
– Collective fixed allowances [2]	1,191	990	2,181
– Pension costs	78	103	181
– Severance benefits[3]	602		602
Variable compensation[4]
– Upfront cash
– Upfront shares
– Deferred cash
– Deferred shares
– Other
Total compensation	6,028	4,765	10,793

1 Excluding members that are also members of the Executive Board of ING Groep N.V

2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 105,075.

3 Following the settlement agreement and in consultation with the Supervisory Board, the CFO stepped down from his position as member of the Executive Board of ING Group on 7 February 2019. In line with applicable regulations a severance payment was granted. The Supervisory Board has set the severance pay at a level of 50% of fixed annual pay.

4 No variable remuneration for 2018, as the members of the Executive Board and Management Board Banking volunteered to forfeit their entitlement to variable remuneration immediately, following the settlement agreement with the Dutch Public Prosecution Service as announced by ING on 4 September 2018.

Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V. [1]	Management Board Banking[2,3]	Total
2017in EUR thousands
Fixed Compensation
– Base salary	4,399	3,772	8,171
– Collective fixed allowances [4]	1,418	1,180	2,598
– Pension costs	96	118	214
– Severance benefits	1,204		1,204
Variable compensation
– Upfront cash		463	463
– Upfront shares	226	485	711
– Deferred cash		694	694
– Deferred shares	339	728	1,067
– Other
Total compensation	7,682	7,440	15,122

1 In 2017 two members left and two members joined the Executive Board. The table includes their compensation earned in the capacity as Board members.

2 Excluding members that are also members of the Executive Board of ING Groep N.V..

3 In the Management Board Banking, excluding the Executive Board members, one member left and one member joined in 2017. The table includes their compensation earned in the capacity as Board members.

4 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 103,317.

Summary of Key Management Personnel Compensation of Supervisory Board
Key management personnel compensation (Supervisory Board)
in EUR thousands	2018	2017
Total compensation	1,032	1,022

Summary of Loan and Advances to Key Management Personnel Explanatory
Loans and advances to key management personnel
	Amount outstanding 31 December		Weighted average interest rate		Repayments
in EUR thousands	2018	2017	2018	2017	2018	2017
Executive Board members	2,681	2,681	1.8%	1.8%
Management Board Banking	550	550	2.3%	2.3%
Supervisory Board members
Total	3,231	3,231

Disclosure of Shares and Stock Options to Key Management
Number of ING Groep N.V. shares and stock options to key management personnel
	ING Groep N.V. shares		Stock options onING Groep N.V. shares
in numbers	2018	2017	2018	2017
Executive Board members	226,639	202,357	68,467	174,318
Management Board Banking	159,393	112,342	27,240	37,415
Supervisory Board members	54,065	172,734		113,385
Total number of shares and stock options	440,097	487,433	95,707	325,118